Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communications Equipment (2.8%)
	Cisco Systems Inc.	19,498,382	878,402
	Motorola Solutions Inc.	789,482	173,481
*	Arista Networks Inc.	1,155,244	118,158
*	F5 Inc.	285,107	46,484
	Juniper Networks Inc.	1,514,997	46,480
*	Ciena Corp.	718,250	36,502
*	Lumentum Holdings Inc.	338,909	29,173
*	Viavi Solutions Inc.	1,080,032	15,628
*	NetScout Systems Inc.	346,682	11,902
*	ViaSat Inc.	261,964	10,345
*	Calix Inc.	272,319	10,059
	InterDigital Inc.	144,120	9,410
*	Plantronics Inc.	200,875	7,931
*	CommScope Holding Co. Inc.	961,155	7,218
*	Extreme Networks Inc.	606,901	6,020
*	Infinera Corp.	899,334	5,153
*	Harmonic Inc.	483,840	4,659
	ADTRAN Inc.	207,881	3,852
*	Digi International Inc.	164,483	3,635
*	NETGEAR Inc.	138,042	2,630
*	Ribbon Communications Inc.	350,976	993
*	Casa Systems Inc.	182,411	803
	Comtech Telecommunications Corp.	936	12
*	Inseego Corp.	3,406	7
*	Cambium Networks Corp.	520	7
			1,428,944
Electronic Equipment, Instruments & Components (3.3%)
	Amphenol Corp. Class A	2,811,038	199,190
	TE Connectivity Ltd.	1,528,079	197,718
	Corning Inc.	3,771,614	135,099
*	Keysight Technologies Inc.	857,830	124,900
	CDW Corp.	633,388	107,587
*	Teledyne Technologies Inc.	221,504	89,742
*	Zebra Technologies Corp. Class A	249,150	84,260
*	Trimble Inc.	1,179,081	80,236
	Cognex Corp.	816,375	39,529
	Jabil Inc.	639,820	39,362
*	Arrow Electronics Inc.	317,804	38,343
*	Flex Ltd.	2,178,647	37,190
*	Coherent Inc.	116,268	31,504
	Littelfuse Inc.	115,906	31,318
*	II-VI Inc.	499,142	31,196

		Shares	Market Value ($000)
	Dolby Laboratories Inc. Class A	308,566	23,951
*	Rogers Corp.	88,278	23,427
	Avnet Inc.	464,606	22,510
	National Instruments Corp.	619,760	21,890
	TD SYNNEX Corp.	203,619	21,146
*	Novanta Inc.	167,130	20,550
	Vontier Corp.	756,936	20,301
*	IPG Photonics Corp.	172,696	18,218
*	Insight Enterprises Inc.	163,819	16,189
*	Fabrinet	173,676	15,087
*	Sanmina Corp.	298,428	13,098
	Vishay Intertechnology Inc.	623,583	12,746
	Belden Inc.	211,264	12,165
*	Plexus Corp.	131,926	11,187
*	Itron Inc.	211,345	10,908
	Badger Meter Inc.	137,338	10,869
*	Knowles Corp.	431,204	8,288
	Methode Electronics Inc.	175,059	7,886
*	ePlus Inc.	126,301	7,166
*	TTM Technologies Inc.	465,671	6,654
*	OSI Systems Inc.	78,898	6,621
	CTS Corp.	151,338	6,155
*	Mirion Technologies Inc.	605,834	4,847
*	PAR Technology Corp.	126,198	4,743
*	ScanSource Inc.	120,333	4,662
	Benchmark Electronics Inc.	165,563	4,220
*	Lightwave Logic Inc.	518,420	4,153
*	Napco Security Technologies Inc.	146,785	2,878
*	Arlo Technologies Inc.	398,604	2,822
*	AEye Inc.	474,691	2,782
*,1	MicroVision Inc.	771,845	2,779
*	FARO Technologies Inc.	85,569	2,757
*	nLight Inc.	208,337	2,556
	PC Connection Inc.	55,459	2,480
*	SmartRent Inc.	407,961	2,452
*	Aeva Technologies Inc.	505,374	1,643
*	908 Devices Inc.	87,555	1,219
*	Focus Universal Inc.	80,831	1,129
*	Ouster Inc.	325,075	715
*	Kimball Electronics Inc.	858	16
*	Velodyne Lidar Inc.	4,732	8
			1,633,047
IT Services (16.3%)
	Visa Inc. Class A	7,284,159	1,545,480
	Mastercard Inc. Class A	4,096,298	1,465,942
	Accenture plc Class A	2,966,235	885,303
	International Business Machines Corp.	4,220,729	586,006
*	PayPal Holdings Inc.	5,194,613	442,633
	Automatic Data Processing Inc.	1,971,462	439,518
	Fidelity National Information Services Inc.	2,861,187	298,994
*	Fiserv Inc.	2,907,414	291,265
*	Block Inc. (XNYS)	2,432,656	212,882
	Paychex Inc.	1,523,850	188,698
	Cognizant Technology Solutions Corp. Class A	2,461,883	183,903
	Global Payments Inc.	1,323,621	173,447
*	Snowflake Inc. Class A	1,006,239	128,446
*	Gartner Inc.	386,239	101,349
*	EPAM Systems Inc.	266,810	90,321

		Shares	Market Value ($000)
*	FleetCor Technologies Inc.	362,058	90,084
*	Twilio Inc. Class A	805,803	84,746
*	VeriSign Inc.	465,378	81,232
	Broadridge Financial Solutions Inc.	548,086	80,141
*	Akamai Technologies Inc.	752,650	76,048
*	MongoDB Inc. Class A	313,153	74,264
	Jack Henry & Associates Inc.	341,829	64,305
*	GoDaddy Inc. Class A	784,652	58,888
*	Okta Inc.	697,111	57,895
*	Black Knight Inc.	728,865	49,497
*	DXC Technology Co.	1,147,737	40,423
*	WEX Inc.	210,377	35,823
	Western Union Co.	1,847,410	33,512
	Concentrix Corp.	208,749	32,333
*	Euronet Worldwide Inc.	240,174	29,099
*	Affirm Holdings Inc.	892,292	25,430
*	ExlService Holdings Inc.	155,868	22,163
	Switch Inc. Class A	615,674	20,779
	Maximus Inc.	290,691	18,863
*	Marqeta Inc. Class A	1,694,703	17,744
*	Perficient Inc.	162,275	15,888
	Bread Financial Holdings Inc.	233,396	12,860
*	Toast Inc. Class A	721,959	11,725
*	DigitalOcean Holdings Inc.	226,917	11,085
	EVERTEC Inc.	287,915	10,923
*	Sabre Corp.	1,442,944	10,837
*	Verra Mobility Corp. Class A	659,404	10,517
*	Shift4 Payments Inc. Class A	229,763	10,489
*	Kyndryl Holdings Inc.	841,985	10,390
	CSG Systems International Inc.	151,915	9,448
*	LiveRamp Holdings Inc.	320,118	8,195
*	Fastly Inc. Class A	496,729	6,482
	TTEC Holdings Inc.	88,270	5,953
*	Evo Payments Inc. Class A	222,944	5,139
*	BigCommerce Holdings Inc. Series 1	271,572	5,032
*	Payoneer Global Inc.	956,188	4,791
*	Repay Holdings Corp. Class A	382,913	4,767
*	Conduent Inc.	809,758	4,292
*	Remitly Global Inc.	388,101	4,250
*	Unisys Corp.	315,835	3,768
*	Grid Dynamics Holdings Inc.	199,404	3,591
*	International Money Express Inc.	154,230	3,180
*	Squarespace Inc. Class A	149,704	3,082
*	TaskUS Inc. Class A	115,351	2,835
*	Flywire Corp.	141,567	2,734
*	I3 Verticals Inc. Class A	103,765	2,420
*	Paya Holdings Inc.	403,467	2,376
*	Tucows Inc. Class A	48,007	2,325
	Hackett Group Inc.	112,113	2,297
*,1	Rackspace Technology Inc.	246,743	2,277
	SolarWinds Corp.	187,196	2,179
	Cass Information Systems Inc.	62,591	2,136
*	Paymentus Holdings Inc. Class A	69,046	1,049
*	Cantaloupe Inc.	2,184	11
			8,226,779
Semiconductors & Semiconductor Equipment (20.3%)
	NVIDIA Corp.	11,733,139	2,190,812
	Broadcom Inc.	1,922,494	1,115,296

		Shares	Market Value ($000)
	Intel Corp.	19,111,245	848,921
*	Advanced Micro Devices Inc.	7,672,748	781,546
	Texas Instruments Inc.	4,334,547	766,175
	QUALCOMM Inc.	5,289,393	757,547
	Applied Materials Inc.	4,146,513	486,345
	Analog Devices Inc.	2,456,394	413,657
	Micron Technology Inc.	5,255,601	388,074
	Lam Research Corp.	654,775	340,503
	KLA Corp.	707,399	258,095
	Marvell Technology Inc.	3,959,835	234,224
	NXP Semiconductors NV	1,232,284	233,838
	Microchip Technology Inc.	2,609,475	189,578
*	ON Semiconductor Corp.	2,029,891	123,174
*	Enphase Energy Inc.	628,494	117,019
	Monolithic Power Systems Inc.	207,359	93,392
	Skyworks Solutions Inc.	769,796	83,808
	Teradyne Inc.	762,322	83,291
	Entegris Inc.	636,063	70,578
*	SolarEdge Technologies Inc.	247,905	67,626
*	Qorvo Inc.	508,993	56,880
*	Wolfspeed Inc.	579,863	43,623
*	Lattice Semiconductor Corp.	646,292	33,620
	MKS Instruments Inc.	260,589	32,183
*	First Solar Inc.	449,179	31,717
*	Synaptics Inc.	185,513	27,478
	Universal Display Corp.	216,231	27,312
*	Silicon Laboratories Inc.	179,425	26,763
	CMC Materials Inc.	134,146	23,736
	Power Integrations Inc.	277,729	23,435
*	Cirrus Logic Inc.	268,913	21,927
*	Semtech Corp.	302,515	19,388
*	Onto Innovation Inc.	231,721	18,626
*	Diodes Inc.	211,378	16,278
	Kulicke & Soffa Industries Inc.	292,510	15,845
*	Sitime Corp.	73,272	15,607
*	FormFactor Inc.	367,796	15,102
	Advanced Energy Industries Inc.	176,853	14,406
*	Ambarella Inc.	165,070	14,067
*	MaxLinear Inc.	342,470	13,558
*	Rambus Inc.	513,479	12,888
*	MACOM Technology Solutions Holdings Inc. Class H	229,043	12,485
	Amkor Technology Inc.	516,883	10,565
*	Axcelis Technologies Inc.	156,160	9,691
*	Allegro MicroSystems Inc.	311,960	8,033
*	SunPower Corp.	406,502	7,183
*	Ultra Clean Holdings Inc.	210,889	7,077
*	Cohu Inc.	228,134	6,942
*	Photronics Inc.	289,625	6,296
*	SMART Global Holdings Inc.	220,353	5,432
*	Veeco Instruments Inc.	237,946	5,099
*	Alpha & Omega Semiconductor Ltd.	106,618	4,684
*	Impinj Inc.	98,852	4,627
*	Magnachip Semiconductor Corp.	214,566	4,184
*	Ichor Holdings Ltd.	133,524	4,038
*	CEVA Inc.	107,970	3,894
*	PDF Solutions Inc.	140,444	3,357
*	ACM Research Inc. Class A	200,891	3,046
*,1	indie Semiconductor Inc. Class A	316,361	2,433

		Shares	Market Value ($000)
*	Navitas Semiconductor Corp.	200,883	1,599
*,1	Meta Materials Inc.	8,190	16
*	Aehr Test Systems	1,170	10
*,1	SkyWater Technology Inc.	858	6
			10,258,635
Software (33.0%)
	Microsoft Corp.	33,425,669	9,087,437
*	Adobe Inc.	2,213,956	922,068
*	Salesforce Inc.	4,622,838	740,764
	Oracle Corp.	7,521,552	540,950
	Intuit Inc.	1,262,647	523,317
*	ServiceNow Inc.	938,665	438,798
*	Palo Alto Networks Inc.	462,239	232,405
*	Synopsys Inc.	718,527	229,354
	Roper Technologies Inc.	495,622	219,283
*	Autodesk Inc.	1,032,410	214,483
*	Cadence Design Systems Inc.	1,301,645	200,102
*	Fortinet Inc.	641,610	188,723
*	Crowdstrike Holdings Inc. Class A	928,295	148,518
*	Workday Inc. Class A	919,850	143,773
	VMware Inc. Class A	982,855	125,904
*	Zoom Video Communications Inc. Class A	1,023,266	109,950
*	Trade Desk Inc. Class A	2,067,808	107,629
*	ANSYS Inc.	409,407	106,593
*	Datadog Inc. Class A	1,054,235	100,563
*	DocuSign Inc. Class A	928,721	77,929
*	Splunk Inc.	745,339	76,442
*	HubSpot Inc.	212,091	71,621
	SS&C Technologies Holdings Inc.	1,083,054	69,305
*	Tyler Technologies Inc.	194,066	69,053
*	Paycom Software Inc.	240,231	68,307
*	Palantir Technologies Inc. Class A	7,696,029	66,802
	NortonLifeLock Inc.	2,731,030	66,473
*	Cloudflare Inc. Class A	1,173,291	65,704
*	PTC Inc.	521,505	60,771
*	Zscaler Inc.	394,495	60,393
	Citrix Systems Inc.	589,266	59,333
*	Zendesk Inc.	571,967	52,306
*	Bill.com Holdings Inc.	437,206	51,695
*	Fair Isaac Corp.	123,385	50,532
*	Anaplan Inc.	658,255	43,182
*	Ceridian HCM Holding Inc.	642,091	36,150
*	Manhattan Associates Inc.	296,448	35,849
*	Unity Software Inc.	894,286	35,745
*	Dynatrace Inc.	938,558	35,355
*	Avalara Inc.	410,658	34,770
*	Paylocity Holding Corp.	181,066	31,661
*	Five9 Inc.	324,557	31,388
	Bentley Systems Inc. Class B	894,362	30,748
	CDK Global Inc.	547,412	29,812
*	Guidewire Software Inc.	371,499	29,698
*	Dropbox Inc. Class A	1,353,190	28,200
*	Sailpoint Technologies Holdings Inc.	437,799	27,774
*	Tenable Holdings Inc.	514,565	25,883
*	Aspen Technology Inc.	131,414	25,427
*	Mandiant Inc.	1,126,579	24,841
*	Coupa Software Inc.	350,550	24,114
*	RingCentral Inc. Class A	376,031	23,743

		Shares	Market Value ($000)
*	Vonage Holdings Corp.	1,192,236	23,094
*	Elastic NV	350,605	21,615
*	Qualys Inc.	164,842	21,542
*	AppLovin Corp. Class A	555,264	21,161
*	Smartsheet Inc. Class A	565,231	20,150
*	Blackline Inc.	264,106	19,338
*	Rapid7 Inc.	272,528	19,314
*	Teradata Corp.	498,128	19,143
*	Box Inc. Class A	696,243	18,179
*	SPS Commerce Inc.	169,024	18,092
*	Varonis Systems Inc. Class B	504,710	16,691
*	Nutanix Inc. Class A	1,007,845	16,327
*	Verint Systems Inc.	308,460	15,744
*	Workiva Inc. Class A	214,246	15,642
*	Alteryx Inc. Class A	281,068	15,641
*	Envestnet Inc.	218,945	14,586
*	Alarm.com Holdings Inc.	223,303	14,119
*	Q2 Holdings Inc.	267,209	14,090
*	ACI Worldwide Inc.	513,153	13,670
*	Altair Engineering Inc. Class A	242,115	13,307
*	New Relic Inc.	279,563	13,100
*	Blackbaud Inc.	192,333	12,242
*,1	MicroStrategy Inc. Class A	43,752	11,581
*	CommVault Systems Inc.	188,328	11,490
*	Digital Turbine Inc.	432,453	10,997
*	Sprout Social Inc. Class A	215,718	10,987
*	UiPath Inc. Class A	639,806	10,921
*	Confluent Inc. Class A	498,770	10,539
*	SentinelOne Inc. Class A	442,253	10,521
	Progress Software Corp.	207,454	10,022
	Pegasystems Inc.	191,629	9,493
*	PagerDuty Inc.	363,145	8,952
*	Appfolio Inc. Class A	85,687	8,584
	Xperi Holding Corp.	490,931	8,081
*	Appian Corp. Class A	162,580	7,766
*	Everbridge Inc.	185,147	7,648
*	nCino Inc.	226,731	7,407
*	Momentive Global Inc.	600,697	7,316
*	Duck Creek Technologies Inc.	371,417	6,897
*	E2open Parent Holdings Inc.	848,316	6,854
*,1	C3.ai Inc. Class A	356,913	6,753
*	Gitlab Inc. Class A	171,019	6,659
*	Freshworks Inc. Class A	414,093	6,526
*	Asana Inc. Class A	292,204	6,353
*	Ping Identity Holding Corp.	333,610	6,305
*	Cerence Inc.	183,977	5,843
*	KnowBe4 Inc. Class A	323,541	5,753
*	Procore Technologies Inc.	126,223	5,743
*	Zuora Inc. Class A	551,363	5,591
*	LivePerson Inc.	323,747	5,432
*	Matterport Inc.	983,843	5,401
*	Datto Holding Corp.	153,220	5,380
*	Qualtrics International Inc. Class A	373,643	5,306
*	HashiCorp Inc. Class A	148,648	5,206
*	PROS Holdings Inc.	190,444	5,197
	A10 Networks Inc.	309,110	4,763
*,1	Marathon Digital Holdings Inc.	457,951	4,685
*	Agilysys Inc.	110,328	4,509

		Shares	Market Value ($000)
*	Domo Inc. Class B	137,844	4,394
*	Jamf Holding Corp.	167,768	4,318
*	JFrog Ltd.	228,151	4,255
*	DoubleVerify Holdings Inc.	189,954	4,226
*	Amplitude Inc. Class A	220,894	4,162
*	Paycor HCM Inc.	163,408	4,007
*,1	Riot Blockchain Inc.	547,519	3,937
*	Model N Inc.	154,083	3,877
*	Clear Secure Inc. Class A	139,606	3,831
*	8x8 Inc.	500,364	3,628
*	Consensus Cloud Solutions Inc.	74,795	3,592
*	Olo Inc. Class A	337,205	3,591
	Ebix Inc.	116,393	3,393
*	Informatica Inc. Class A	165,190	3,370
*	Samsara Inc. Class A	299,485	3,369
*	Sumo Logic Inc.	399,757	3,242
*	Sprinklr Inc. Class A	255,113	3,230
*	Braze Inc. Class A	92,239	3,084
	American Software Inc. Class A	148,964	2,547
*	Yext Inc.	487,847	2,478
*	AvePoint Inc.	383,859	2,246
*	Vertex Inc. Class A	191,457	2,118
*	N-Able Inc.	210,524	2,105
*	AvidXchange Holdings Inc.	229,877	2,018
*	OneSpan Inc.	150,560	1,992
*	Mitek Systems Inc.	208,315	1,879
*	SEMrush Holdings Inc. Class A	180,516	1,803
*	BTRS Holdings Inc. Class A	360,603	1,792
*	ChannelAdvisor Corp.	127,940	1,746
*	Upland Software Inc.	129,257	1,704
*	CS Disco Inc.	68,000	1,694
*	MeridianLink Inc.	94,036	1,677
*	ON24 Inc.	133,570	1,622
*	Clearwater Analytics Holdings Inc. Class A	112,904	1,593
*	Rimini Street Inc.	245,336	1,516
*	WM Technology Inc.	263,694	1,490
*	Avaya Holdings Corp.	399,049	1,472
*	Expensify Inc. Class A	63,557	1,344
*	Telos Corp.	125,702	1,211
*	Alkami Technology Inc.	85,102	1,196
*	Zeta Global Holdings Corp. Class A	149,461	1,188
*,1	Digimarc Corp.	66,659	1,151
*	Intapp Inc.	57,876	1,151
*	Veritone Inc.	147,406	1,147
*	Embark Technology Inc.	762,816	1,129
*	Couchbase Inc.	72,222	1,024
*	Enfusion Inc. Class A	76,593	839
*	SecureWorks Corp. Class A	50,411	603
*	Cipher Mining Inc.	198,680	483
*,1	Latch Inc.	200,708	442
*	Terawulf Inc.	94,084	300
*,1	Cleanspark Inc.	1,326	8
*,1	Rekor Systems Inc.	2,184	6
*	LiveVox Holdings Inc.	1,716	4
			16,662,092
Technology Hardware, Storage & Peripherals (24.0%)
	Apple Inc.	76,577,358	11,397,774
	HP Inc.	4,947,026	192,142

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	6,106,280	95,258
*	Western Digital Corp.	1,468,689	89,135
	Seagate Technology Holdings plc	975,920	82,631
	NetApp Inc.	1,043,299	75,065
	Dell Technologies Inc. Class C	1,361,073	67,972
*	Pure Storage Inc. Class A	1,292,825	30,679
*	NCR Corp.	620,570	21,528
*	Super Micro Computer Inc.	217,855	10,906
	Xerox Holdings Corp.	551,404	10,377
*	3D Systems Corp.	603,202	6,521
*	Avid Technology Inc.	169,134	4,954
*	Corsair Gaming Inc.	177,193	2,844
*	IonQ Inc.	461,704	2,655
*	Diebold Nixdorf Inc.	2,626	8
			12,090,449
Total Common Stocks (Cost $36,732,232)			50,299,946
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $132,578)	1,326,288	132,615
Total Investments (100.0%) (Cost $36,864,810)			50,432,561
Other Assets and Liabilities—Net (0.0%)			14,430
Net Assets (100.0%)			50,446,991
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,390,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $30,587,000 was received for securities on loan, of which $30,565,000 is held in Vanguard Market Liquidity Fund and $22,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2022	148	37,434	222

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/22	BANA	106,085	(0.220)	169	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,299,946	—	—	50,299,946
Temporary Cash Investments	132,615	—	—	132,615
Total	50,432,561	—	—	50,432,561
Derivative Financial Instruments
Assets
Futures Contracts[1]	222	—	—	222
Swap Contracts	—	169	—	169
Total	222	169	—	391
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.